LEASES	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
LEASES

NOTE 9 – LEASES

The Company has two operating leases on vehicles for management, one operating leases on MTM Animation’s premise and one operating lease on MTM Animation’s printer. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating leases was as follows:

	March 31, 2023	March 31, 2022
Right-of-use assets – vehicle leases	$5,131	$19,419
Right-of-use assets – premise lease	667,775	914,233
Right-of-use assets – equipment lease	18,026	24,825
Total Right-of-use assets, net	690,932	958,477
Operating lease liabilities – current	$196,996	$211,600
Operating lease liabilities – non-current	493,936	746,877
Total operating lease liabilities	$690,932	$958,477

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2023 and 2022:

Remaining lease term and discount rate:	March 31, 2023	March 31, 2022
Weighted average remaining lease term (years)	3.30	4.27
Weighted average discount rate	5.96%	5.92%

The following is a schedule of payments of lease liabilities as of March, 2023:

Year ending March 31,
2024	$230,890
2025	227,085
2026	227,085
2027	75,184
Total future minimum lease payments	760,244
Less: imputed interest	(69,312)
Total	$690,932